Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2024	2023
Vehicle	$21,673	$22,444
Office and electric equipment	124,526	126,399
Leasehold improvement	120,629	124,917
Subtotal	266,828	273,760
Less: accumulated depreciation and amortization	127,111	70,983
Property and equipment, net	$139,717	$202,777

Depreciation and amortization expense were $59,875, $47,057 and $16,867 for the years ended December 31, 2024, 2023 and 2022, respectively.

The Group did not record any impairment charge for the years ended December 31, 2024, 2023 and 2022.